Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Disclosure of Stockholders' Equity and Share-based Compensation Arrangement by Share-based Payment [Abstract]
Stockholders' Equity
Stockholders' Equity

Preferred Stock

The Company is authorized to issue one or more series of preferred shares, par value of $0.01 per share. The Company's board of directors approved the designation, issuance, and sale of up to 35,000 shares of Series A preferred stock and up to 15,000 shares of Series B preferred stock to Wells REF, an affiliate of the Company, for a purchase price of $1,000 per share. Between October 2007 and December 2009, the Company issued 32,128 shares of Series A preferred stock and 11,500 shares of Series B preferred stock to Wells REF in exchange for approximately $32.1 million and $11.5 million, respectively. The Company's Series A and Series B preferred stock are not convertible into shares of the Company's common stock. If the Company is liquidated or dissolved, the holders of the preferred stock are entitled to receive the issue price of $1,000 per share plus any accrued and unpaid dividends before any payment may be made to the holders of the Company's common stock or any other class or series of the Company's capital stock ranking junior on liquidation to the Series A and Series B preferred stock.

Prior to May 9, 2011, dividends accrued on the Series A and Series B preferred stock at the rate per annum of 8.5%. On May 9, 2011, Wells REF, as the sole holder of the Series A preferred stock and Series B preferred stock consented to the waiver of the daily accrual of dividends on the Series A preferred stock and Series B preferred stock at an annual rate of 8.5%, provided that from and after May 9, 2011, the dividends on the Series A preferred stock and Series B preferred stock will continue to accrue at an annual rate of 1.0%. If authorized by the Company's board of directors and declared by the Company, accrued dividends are payable on September 30 of each year. In exchange for the reduction in the annual dividend rate, the board of directors of the Company approved the redemption of the preferred stock held by Wells REF using up to 40% of the net proceeds from the Follow-On Offering, provided that the amount of Series A preferred stock and Series B preferred stock redeemed per month from Wells REF not exceed $2.0 million.

During the year ended December 31, 2012, the Company redeemed 356 shares of its preferred stock at the original issue price of approximately $0.4 million, plus accrued but unpaid dividends of $0.1 million. As of December 31, 2012, the Company had redeemed 6,236 shares of its preferred stock for approximately $7.9 million, consisting of approximately $6.2 million in original issuance price and approximately $1.7 million in accrued dividends. Approximately 37,392 shares of preferred stock remained outstanding as of December 31, 2012, with accrued but unpaid dividends of approximately $11.2 million included in preferred stock in the accompanying consolidated statements of stockholders' equity.

Stock Incentive Plan

The Company adopted a long-term incentive plan, which is used to attract and retain qualified independent directors, employees, advisors, and consultants, as applicable, subject to certain limitations. A total of 200,000 shares of common stock were authorized and reserved for issuance under the long-term incentive plan, of which 40,000 of such common shares were reserved for issuance to independent directors under an independent directors compensation plan.

The exercise price of any award shall not be less than the fair market value of the common stock on the date of the grant. The board of directors or a committee of the independent directors administers the incentive plan, with sole authority (following consultation with Wells TIMO) to select participants, determine the types of awards to be granted, and all of the terms and conditions of the awards, including whether the grant, vesting, or settlement of awards may be subject to the attainment of one or more performance goals. No awards will be granted under the plan if the grant, vesting, and/or exercise of the awards would jeopardize the Company’s status as a REIT under the Code or otherwise violate the ownership and transfer restrictions imposed under the Company’s charter. Unless determined by the board of directors or a committee of the independent directors, no award granted under the long-term incentive plan will be transferable except through the laws of descent and distribution.

Between 2006 and 2009, the Company granted to its four independent directors a total of 8,800 options to purchase shares of its common stock. These grants of options were anti-dilutive with an exercise price of $25.00 per share. These options were fully vested as of August 2011 and all remained exercisable as of December 31, 2012.

On November 13, 2009, the board of directors amended and restated the independent directors compensation plan to provide for the issuance of restricted stock, rather than options, as noncash compensation to the independent directors of the Company. The amended and restated plan provides that each independent director elected or appointed to the board on or after November 13, 2009 will receive a grant of 1,000 shares of restricted stock upon his or her initial election or appointment. Upon each subsequent re-election to the board, each independent director will receive a subsequent grant of 400 shares of restricted stock. The shares of restricted stock vests in thirds on each of the first three anniversaries of the date of grant. During 2012, 2,200 shares of restricted stock were granted. As of December 31, 2012, 6,400 shares of restricted stock had been granted, approximately 1,600 shares of which had vested, and approximately 667 shares of which were forfeited upon the resignation of an independent director from the board of the Company in 2012.

Distribution Reinvestment Plan

The Company has adopted a distribution reinvestment plan (“DRP”), as amended and restated, through which stockholders may elect to reinvest an amount equal to the distributions declared on their shares of common stock into shares of the Company’s common stock in lieu of receiving cash distributions. To the extent the Company makes future cash distributions to its stockholders, shares may be purchased under the DRP by participating stockholders for a price equal to the most recently published per-share estimated value ($16.40). Participants in the DRP may purchase fractional shares so that 100% of the distributions may be used to acquire additional shares of the Company's common stock. The Company may amend, suspend, or terminate the DRP for any reason at any time upon 10 days written notice to its stockholders.

Share Redemption Plan

The board of directors of the Company adopted a share redemption plan, or SRP, as amended and restated, that allows stockholders who hold their shares for more than one year to sell their shares back to the Company, subject to certain limitations and penalties. Redemptions sought within two years of the death, qualifying disability, or qualification for federal assistance for confinement to a long-term care facility of a stockholder ("Qualified Special Redemptions") do not require a one-year holding period. Shares redeemed under the SRP, other than Qualified Special Redemptions, are limited to the lesser of (i) the sum of net proceeds received from the sale of shares through the DRP plus any additional amounts reserved for redemptions by the Company's board of directors, or (ii) in any calendar year, 5% of the weighted-average common shares outstanding during the preceding year. Qualified Special Redemptions are limited to the sum of net proceeds received from the sale of shares through the DRP plus any additional amounts reserved for redemptions by the Company's board of directors. To date, the Company has not received proceeds from the sale of shares through the DRP, as it has not made cash distributions to the stockholders. The Company's board of directors has approved a monthly, non-cumulative reserve of $150,000 to fund Qualified Special Redemptions. To the extent it does not receive proceeds from the sale shares of its common stock through the DRP, the Company may not be able to redeem shares through the SRP other than Qualified Special Redemptions.

Prior to October 1, 2012, the price for all redemptions, other than Qualified Special Redemptions, through the end of the period of one year after the completion of the Company's offering stage was 91% of the aggregate amount paid to the Company for all shares owned by the redeeming stockholder divided by the number of shares owned by such stockholder. Thereafter, the redemption price will be 95% of the published estimated per-share value. Prior to October 1, 2012, the redemption price for Qualified Special Redemptions through the end of the period of one year after the completion of the Company's offering stage was equaled to 100% of the aggregate amount paid to the Company for all shares owned by the redeeming stockholder divided by all shares owned by such stockholder. Thereafter, the redemption price was 100% of the published estimated per-share value.

On August 6, 2012, the Company's board of directors suspended the Amended SRP, as defined below, effective October 1, 2012 until the first full month following the initial publication of the estimated per-share value. Also, on August 6, 2012, the Company amended the SRP (the “Amended SRP”), effective October 1, 2012. The Amended SRP provides that the redemption price for all redemptions, including Qualified Special Redemptions, will be calculated in the same manner. Specifically, until the initial publication in an Exchange Act report filed with the SEC of an estimated per-share value approved by the board of directors, the price per share was 91% of the aggregate amount paid to the Company for all shares owned by the redeeming stockholder, divided by the number of shares owned by such stockholder that were acquired from the Company. After the initial estimated per-share value publication, the price will be 95% of the estimated per share value, plus or minus any valuation adjustment as provided in the Amended SRP.

The Company announced its estimated per-share value in a current report on Form 8-K on December 14, 2012. Effective January 1, 2013, the Amended SRP resumed and the price to be paid for shares redeemed under the Amended SRP will be 95% of the estimated per-share value of the Company's common stock, or $15.58, plus or minus any valuation adjustment as provided in the Amended SRP.

During the years ended December 31, 2012 and 2011, approximately 31,635 and 37,042 shares of common stock, respectively, were redeemed under the SRP for approximately $0.7 million and $0.9 million, respectively. In September 2012, qualified redemption requests exceeded the $150,000 limit set by the board of directors. As a result, September 2012 redemption requests were pro-rated per terms of the SRP. The Company redeemed $150,000 of shares at 100% the aggregate amount paid to it. Wells Capital reimbursed the Company 9% of the amount of shares redeemed in September 2012, or $13,500. As of September 30, 2012, approximately $0.2 million of qualified redemption requests were unfulfilled and returned to the investors. No shares were redeemed during the fourth quarter of 2012 and no redemption requests were unfilled as of December 31, 2012. The board of directors may amend, suspend, or terminate the SRP upon 30 days' written notice and without stockholder approval.